Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies
13.
Contingencies

LITIGATION

In the normal course of business, the Company is named as defendant in various legal proceedings in which claims are asserted against the Company. We record reserves for loss contingencies based on the circumstances of each claim, when it is probable that a loss has been incurred as of the balance sheet date and can be reasonably estimated. Although the outcome of litigation cannot be predicted with certainty, we believe the ultimate resolution of these legal proceedings will not have a material adverse effect on our business or financial condition.

In February 2009, the French Competition Council rendered its decision and levied a fine of €42.0 ($55.9) related to the competition investigation that began in November 2004, conducted by France’s Direction Generale de la concurrence, de la Consommation et de la Repression des Fraudes (“DGCCRF”), a body of the French Finance Minister that investigates frauds and competition violations. We had accrued for this fine as of December 31, 2008, paid this fine in April 2009 and appealed the Competition Council’s decision. In January 2010, we received notification that our appeal was denied and in March 2010, we again appealed the Competition Council’s decision to the Cour de Cassation. In March 2011, the Cour de Cassation, France’s highest court of appeal, confirmed the decision.

GUARANTEES

We have entered into certain guarantee contracts and stand-by letters of credit that total $174.0 ($135.4 for guarantees and $38.6 for stand-by letters of credit) as of December 31, 2011. The guarantees primarily relate to operating leases and indebtedness. The stand-by letters of credit relate to insurance requirements and debt facilities. If certain conditions were met under these arrangements, we would be required to satisfy our obligation in cash. Due to the nature of these arrangements and our historical experience, we do not expect to make any significant payments under these arrangements.